Investments - Schedule of Unrealized Losses for Fixed Maturities and Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fixed Maturity Securities, Unrealized Losses
Less than 20%	$ (32.6)	$ (116.0)
20% or more for less than six months	0.0	(0.8)
20% or more for six months or greater	(0.8)	(0.6)
Total	$ (33.4)	$ (117.4)
Fixed Maturity Securiites, Percentage of Sales
Less than 20%	97.60%	98.80%
20% or more for less than six months	0.00%	0.70%
20% or more for six months or greater	2.40%	0.50%
Total	100.00%	100.00%